INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax assets realization (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	R$ (1,636,161)	R$ 4,193,607	R$ 8,260,501
Deferred tax credits from tax losses and negative social contribution base not recorded	2,926,448	2,771,985
Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	218,003
2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(227,344)
2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(249,940)
2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(263,102)
2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(487,490)
Over 5 Years / After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(626,288)
Eletrobras
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(650,523)	(628,904)
Eletrobras | Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(216,841)
Eletrobras | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(216,841)
Eletrobras | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(216,841)
CGT Eletrosul
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	1,640,404
CGT Eletrosul | Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	323,289
CGT Eletrosul | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	227,004
CGT Eletrosul | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	230,263
CGT Eletrosul | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	164,418
CGT Eletrosul | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	82,864
CGT Eletrosul | Over 5 Years / After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	612,566
Furnas
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(3,044,121)	R$ (2,740,316)
Furnas | Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(210,984)
Furnas | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(591,906)
Furnas | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(634,202)
Furnas | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(692,055)
Furnas | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(692,055)
Furnas | Over 5 Years / After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(222,919)
Chesf
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	145,987
Chesf | Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	66,410
Chesf | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	47,179
Chesf | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	33,459
Chesf | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	33,453
Chesf | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	33,453
Chesf | Over 5 Years / After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(67,967)
Eletropar
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(10,411)
Eletropar | Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(5,206)
Eletropar | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	(5,205)
Eletronorte
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	282,503
Eletronorte | Up to 1 year
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	261,335
Eletronorte | 2022
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	312,425
Eletronorte | 2023
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	337,381
Eletronorte | 2024
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	231,082
Eletronorte | 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	88,248
Eletronorte | Over 5 Years / After 2025
RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS
Net asset( liability)	R$ (947,968)